Related Party Transactions (Details)		1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 09, 2019 USD ($)	Feb. 29, 2020 USD ($)	Mar. 31, 2020 USD ($) item	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($) item	Dec. 31, 2018 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2017 USD ($)
Related Party Transaction [Line Items]
Proceeds from sale of investment			$ 2,045,701
Forgiveness of employee loan					$ 965,550
Gain (loss) on extinguishment of debt						$ 800,000
Investor
Related Party Transaction [Line Items]
Loan from related party			$ 143,500,000		$ 143,500,000
Vendor one
Related Party Transaction [Line Items]
Number of executives | item			2		2
Ownership interest, as a percent			1.00%		1.00%
Expense for related party			$ 1,456,501	$ 779,110	$ 4,488,080	1,905,454
Carrying value		$ 1,455,000			1,455,000
Proceeds from sale of investment		2,045,701
Gain on sale of investment			$ 590,701
Ocean Home Health Supply
Related Party Transaction [Line Items]
Expense for related party					$ 0	$ 2,287,909
Term of agreement						1 year
Members of AdaptHealth Holdings
Related Party Transaction [Line Items]
Loan from related party								$ 8,642,144
Outstanding balance due to related party								$ 1,123,181
Amount borrowed by related party							$ 965,550
Interest rate							1.90%
Forgiveness of employee loan	$ 965,550
Gain (loss) on extinguishment of debt						$ 345,686
Vendor two
Related Party Transaction [Line Items]
Number of executives | item			2		2
Ownership interest, as a percent			1.00%		1.00%
Expense for related party			$ 544,449	$ 450,000	$ 1,964,266	$ 1,636,919
Subsequent Event | Vendor one
Related Party Transaction [Line Items]
Proceeds from sale of investment		2,045,701
Gain on sale of investment		$ 590,701